Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan

The following table illustrates the number and weighted average exercise prices of, and movement in the New 2022 Share Incentive Plan during the years ended December 31, 2024 and 2025:

	Number of options	Weighted average exercise prices
		US$

Outstanding as of December 31, 2023	333,518,082	0.04
Granted	378,054,660	0.00	*
Forfeited	(147,021,300)	0.02
Exercised	(226,848,352)	0.04
Outstanding as of December 31, 2024	337,703,090	0.03
Exercisable as of December 31, 2024	191,253,800	0.01

*	Representing amount less than US$0.01.

	Number of options	Weighted average exercise prices
		US$

Outstanding as of December 31, 2024	337,703,090	0.03
Granted	129,094,400	0.00	*
Forfeited	(107,946,800)	0.08
Exercised	(63,615,000)	0.00	*
Outstanding as of December 31, 2025	295,235,690	0.01
Exercisable as of December 31, 2025	251,020,800	0.01

*	Representing amount less than US$0.01.

Schedule of Inputs to the Models Used for the Valuation of the Share Options

The fair value of the share options was determined using the binomial valuation model. The inputs to the valuation model as of December 31, 2024 and 2025 are set out below:

	As of December 31,
	2024	2025

Weighted average fair value at the measurement date	US$0.01	US$0.00*
Expected volatility	71.93%-73.45%	70.36%-71.55%
Risk-free interest rate	3.74%-4.48%	4.12%-4.58%
Expected life of share options (years)	9.88	9.90
Weighted average share price	US$0.13	US$0.01

Schedule of Share-based Compensation Expense

For the years ended December 31, 2023, 2024 and 2025, the Group allocated share-based compensation expense as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Cost of revenues	8,895	6,661	—
Selling and marketing expenses	63,766	25,835	(1,646)
Administrative expenses	316,762	117,474	(17,667)
Research and development expenses	9,653	10,451	1,808
	399,076	160,421	(17,505)

Newlink Share Incentive Plan
Share-based payments
Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan

The following table illustrates the number and weighted average exercise prices of, and movement in, the Newlink 2020 Share Incentive Plan during the years ended December 31, 2024 and 2025:

	Year ended December 31, 2024			Year ended December 31, 2025
	Number of options	Weighted average exercise prices		Number of options	Weighted average exercise prices
		US$			US$
Outstanding as of January 1	3,248,246	0.00	*	2,832,839	0.00	*
Granted	—	N/A		—	N/A
Forfeited	(415,407)	0.20		(4,348)	0.20
Exercised	—	N/A		—	N/A
Outstanding as of December 31	2,832,839	0.00	*	2,828,491	0.00	*
Exercisable as of December 31	2,742,781	0.00	*	2,819,755	0.00	*

*	Representing amount less than US$0.01.